RELATED PARTIES - Related Party Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Percentage of shareholders to gain majority for change in control (in percent)	35.00%
Associates
Disclosure of transactions between related parties [line items]
Sales and services rendered to related parties	$ 7	$ 11	$ 19
Purchases and services acquired from related parties	14	20	12
Outstanding balances arising from sale of goods and services due by related parties	7	11	19
Joint ventures
Disclosure of transactions between related parties [line items]
Sales and services rendered to related parties	0	8	7
Purchases and services acquired from related parties	0	1	1
Outstanding balances arising from sale of goods and services due by related parties	$ 0	$ 0	$ 1
Chief Executive Officer
Disclosure of transactions between related parties [line items]
Notice Period	12 months
Change of control	12 months
Chief Financial Officer
Disclosure of transactions between related parties [line items]
Notice Period	6 months
Change of control	6 months
Other Executive Management team members
Disclosure of transactions between related parties [line items]
Notice Period	6 months
Change of control	6 months